UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (29.7%)
2	Fannie Mae Discount Notes	0.180%	12/17/09	150,000	149,988
2	Fannie Mae Discount Notes	0.110%	1/4/10	500,000	499,948
2	Fannie Mae Discount Notes	0.150%	1/11/10	77,000	76,987
2	Fannie Mae Discount Notes	0.100%	2/3/10	40,000	39,993
2	Fannie Mae Discount Notes	0.130%	3/1/10	200,000	199,935
2	Federal Home Loan Bank Discount Notes	0.130%	1/6/10	15,000	14,998
2	Federal Home Loan Bank Discount Notes	0.100%	1/8/10	321,000	320,966
2	Federal Home Loan Bank Discount Notes	0.110%	1/13/10	211,000	210,972
2	Federal Home Loan Bank Discount Notes	0.100%	1/29/10	28,057	28,052
2	Federal Home Loan Bank Discount Notes	0.105%	2/10/10	200,000	199,959
[2,3]	Federal Home Loan Banks	0.143%	2/13/10	237,170	237,099
[2,3]	Federal Home Loan Mortgage Corp.	0.334%	1/7/10	350,000	350,023
[2,3]	Federal Home Loan Mortgage Corp.	0.189%	2/4/10	100,000	99,973
[2,3]	Federal Home Loan Mortgage Corp.	0.208%	2/5/10	250,000	250,073
[2,3]	Federal National Mortgage Assn.	0.152%	2/16/10	510,000	509,926
2	Freddie Mac Discount Notes	0.110%	1/11/10	193,000	192,976
2	Freddie Mac Discount Notes	0.100%	1/12/10	278,809	278,777
2	Freddie Mac Discount Notes	0.100%	2/8/10	550,000	549,895
	United States Treasury Bill	0.345%	12/10/09	300,000	299,974
	United States Treasury Bill	0.290%	12/17/09	400,000	399,948
	United States Treasury Bill	0.279%	1/28/10	1,000,000	999,879
	United States Treasury Bill	0.060%	3/4/10	750,000	749,886
	United States Treasury Bill	0.170%	5/6/10	400,000	399,705
	United States Treasury Bill	0.165%	5/13/10	500,000	499,626
	United States Treasury Bill	0.165%	5/20/10	450,000	449,649
Total U.S. Goverment and Agency Obligations (Cost $8,009,207)					8,009,207
Commercial Paper (18.3%)
Finance - Auto (0.3%)
	Toyota Credit Canada Inc.	0.230%	1/19/10	25,000	24,992
	Toyota Credit Canada Inc.	0.240%	1/27/10	10,000	9,996
	Toyota Motor Credit Corp.	0.180%	1/4/10	50,000	49,992
					84,980
Finance - Other (1.8%)
	General Electric Capital Corp.	0.250%	12/1/09	100,000	100,000
	General Electric Capital Corp.	0.200%	1/19/10	375,000	374,898
					474,898
Foreign Banks (11.7%)
	Abbey National NA LLC	0.210%	1/5/10	216,700	216,656
4	Australia & New Zealand Banking Group, Ltd.	0.230%	12/11/09	34,455	34,453
4	Australia & New Zealand Banking Group, Ltd.	0.210%	1/4/10	23,000	22,996
4	Australia & New Zealand Banking Group, Ltd.	0.180%-0.205%	2/8/10	83,000	82,969
4	Australia & New Zealand Banking Group, Ltd.	0.240%	2/9/10	35,748	35,731
4	Australia & New Zealand Banking Group, Ltd.	0.240%	2/16/10	50,000	49,974
	CBA (Delaware) Finance Inc.	0.240%	12/4/09	13,565	13,565
	CBA (Delaware) Finance Inc.	0.240%	12/9/09	29,000	28,999
	CBA (Delaware) Finance Inc.	0.240%	12/11/09	150,000	149,990
	CBA (Delaware) Finance Inc.	0.220%	1/6/10	150,000	149,967
	CBA (Delaware) Finance Inc.	0.210%	1/13/10	113,999	113,970
	CBA (Delaware) Finance Inc.	0.210%	1/14/10	35,000	34,991

CBA (Delaware) Finance Inc.	0.210%	2/5/10	205,000	204,921
CBA (Delaware) Finance Inc.	0.210%	2/10/10	50,000	49,979
4 Danske Corp.	0.240%-0.250%	12/1/09	261,200	261,200
4 Danske Corp.	0.170%	12/3/09	200,000	199,998
4 Danske Corp.	0.170%-0.220%	12/11/09	251,500	251,487
4 Danske Corp.	0.210%	1/13/10	80,000	79,980
4 Danske Corp.	0.180%	1/19/10	150,000	149,963
4 DNB NOR Bank ASA	0.220%	1/11/10	87,900	87,878
4 DNB NOR Bank ASA	0.220%	1/13/10	150,000	149,961
Nordea North America Inc.	0.230%	1/27/10	96,000	95,965
Nordea North America Inc.	0.230%	2/5/10	169,500	169,429
4 Westpac Banking Corp.	0.270%	1/11/10	300,000	299,908
4 Westpac Banking Corp.	0.190%	1/15/10	25,000	24,994
4 Westpac Banking Corp.	0.180%	2/11/10	40,000	39,986
4 Westpac Banking Corp.	0.200%	2/16/10	130,000	129,944
4 Westpac Banking Corp.	0.300%	3/15/10	29,500	29,474
				3,159,328
Foreign Governments (3.8%)
Caisse D'Amortissement de la Dette Sociale	0.250%	1/20/10	50,000	49,983
Caisse D'Amortissement de la Dette Sociale	0.230%	1/25/10	73,800	73,774
Caisse D'Amortissement de la Dette Sociale	0.210%	2/1/10	57,000	56,979
Caisse D'Amortissement de la Dette Sociale	0.210%	2/2/10	100,000	99,963
Caisse D'Amortissement de la Dette Sociale	0.260%	2/16/10	20,000	19,989
Caisse D'Amortissement de la Dette Sociale	0.290%	3/29/10	100,000	99,905
4 Electricite de France	0.160%	12/16/09	125,000	124,992
4 Kreditanstalt Fuer Wiederaufbau	0.200%	1/19/10	127,000	126,965
4 Kreditanstalt Fuer Wiederaufbau	0.200%	1/20/10	73,000	72,980
Societe de Prise de Participation de l'Etat	0.180%	2/22/10	79,000	78,967
Societe de Prise de Participation de l'Etat	0.180%	2/23/10	60,000	59,975
Societe de Prise de Participation de l'Etat	0.180%	2/25/10	50,000	49,979
Societe de Prise de Participation de l'Etat	0.210%	3/5/10	118,000	117,935
				1,032,386
Foreign Industrial (0.5%)
4 Procter & Gamble International Funding SCA	0.240%	1/7/10	20,000	19,995
4 Total Capital Canada, Ltd.	0.230%	12/1/09	24,000	24,000
4 Total Capital SA	0.150%	12/7/09	100,000	99,997
				143,992
Insurance (0.2%)
Metlife Funding Inc.	0.170%	12/1/09	32,550	32,550
Metlife Funding Inc.	0.170%	12/2/09	18,012	18,012
				50,562
Total Commercial Paper (Cost $4,946,146)				4,946,146
Certificates of Deposit (46.2%)
Domestic Banks (1.2%)
State Street Bank & Trust Co.	0.210%	1/5/10	92,000	92,000
State Street Bank & Trust Co.	0.210%	1/19/10	100,000	100,000
State Street Bank & Trust Co.	0.210%	1/19/10	150,000	150,000
				342,000
Eurodollar Certificates of Deposit (15.4%)
Australia & New Zealand Banking Group, Ltd.	0.230%	12/11/09	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	0.250%	2/4/10	30,000	30,000
Australia & New Zealand Banking Group, Ltd.	0.220%	2/18/10	140,000	140,002
Banco Bilbao Vizcaya Argentaria, SA	0.280%	12/1/09	45,000	45,000
Banco Bilbao Vizcaya Argentaria, SA	0.280%	12/21/09	250,000	250,001
Banco Bilbao Vizcaya Argentaria, SA	0.310%	1/25/10	88,000	88,009
Bank of Nova Scotia	0.230%	12/11/09	150,000	150,000

Commonwealth Bank of Australia	0.215%	1/22/10	100,000	100,000
Commonwealth Bank of Australia	0.220%	2/9/10	200,000	200,000
Credit Agricole S.A.	0.250%	12/11/09	100,000	100,000
Credit Agricole S.A.	0.250%	1/6/10	100,000	100,000
Credit Agricole S.A.	0.240%	1/19/10	75,000	75,000
Credit Agricole S.A.	0.240%	1/19/10	45,000	45,000
Credit Agricole S.A.	0.240%	1/21/10	90,000	90,000
Credit Agricole S.A.	0.240%	2/4/10	200,000	200,000
Credit Agricole S.A.	0.230%	2/5/10	90,000	90,000
HSBC Bank PLC	0.240%	12/1/09	62,000	62,000
HSBC Bank PLC	0.230%	12/17/09	300,000	300,000
HSBC Bank PLC	0.230%	1/4/10	125,000	125,000
ING Bank N.V.	0.280%	1/4/10	125,000	125,000
ING Bank N.V.	0.280%	1/20/10	150,000	150,000
ING Bank N.V.	0.280%	1/26/10	60,000	60,000
ING Bank N.V.	0.280%	2/4/10	35,000	35,000
ING Bank N.V.	0.260%	2/22/10	50,000	50,000
ING Bank N.V.	0.310%	3/1/10	100,000	100,000
Intesa Sanpaulo SpA (London Branch)	0.205%	1/25/10	200,000	200,000
Intesa Sanpaulo SpA (London Branch)	0.205%	1/25/10	100,000	100,000
Intesa Sanpaulo SpA (London Branch)	0.235%	2/8/10	200,000	200,000
National Australia Bank Ltd.	0.250%	12/1/09	140,000	140,000
National Australia Bank Ltd.	0.240%	1/4/10	25,000	25,000
National Australia Bank Ltd.	0.240%	1/21/10	80,000	80,000
National Australia Bank Ltd.	0.240%	1/21/10	40,000	40,000
National Australia Bank Ltd.	0.285%	2/1/10	50,000	50,003
National Australia Bank Ltd.	0.260%	2/8/10	150,000	150,000
Royal Bank of Scotland PLC	0.270%	2/22/10	75,000	75,000
Societe Generale (London Branch)	0.250%	2/1/10	129,000	129,000
Societe Generale (London Branch)	0.250%	2/5/10	25,000	25,000
Societe Generale (London Branch)	0.250%	2/5/10	70,000	70,000
Societe Generale (London Branch)	0.240%	3/2/10	60,000	60,000
				4,154,015
Yankee Certificates of Deposit (29.6%)
Abbey National Treasury Services PLC (US
Branch)	0.250%	12/1/09	35,000	35,000
Abbey National Treasury Services PLC (US
Branch)	0.250%	12/1/09	150,000	150,000
Abbey National Treasury Services PLC (US
Branch)	0.220%	1/19/10	100,000	100,000
Abbey National Treasury Services PLC (US
Branch)	0.220%	1/22/10	75,000	75,000
Abbey National Treasury Services PLC (US
Branch)	0.220%	2/4/10	100,000	100,000
Australia & New Zealand Banking Group (New
York Branch)	0.240%	12/1/09	100,000	100,000
Australia & New Zealand Banking Group (New
York Branch)	0.230%	12/4/09	100,000	100,000
Australia & New Zealand Banking Group (New
York Branch)	0.250%	2/22/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.255%	12/3/09	140,000	140,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.240%	1/26/10	70,000	70,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.235%	1/28/10	80,000	80,000

Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.230%	2/5/10	100,000	100,000
Bank of Montreal (Chicago Branch)	0.180%	12/7/09	150,000	150,000
Bank of Montreal (Chicago Branch)	0.240%	12/9/09	20,000	20,000
Bank of Montreal (Chicago Branch)	0.180%	12/16/09	200,000	200,000
Bank of Montreal (Chicago Branch)	0.220%	1/8/10	85,000	85,000
Bank of Montreal (Chicago Branch)	0.210%	1/19/10	50,000	50,000
Bank of Montreal (Chicago Branch)	0.190%	3/2/10	8,000	8,000
Bank of Nova Scotia (Houston Branch)	0.210%	1/14/10	260,000	260,002
Bank of Nova Scotia (Houston Branch)	0.200%	1/26/10	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.200%	1/27/10	75,000	75,000
BNP Paribas (New York Branch)	0.270%	12/9/09	100,000	100,000
BNP Paribas (New York Branch)	0.270%	12/10/09	50,000	50,000
BNP Paribas (New York Branch)	0.250%	1/7/10	25,000	25,000
BNP Paribas (New York Branch)	0.250%	1/19/10	122,000	122,000
BNP Paribas (New York Branch)	0.250%	1/21/10	200,000	200,000
BNP Paribas (New York Branch)	0.240%	2/3/10	225,000	225,000
BNP Paribas (New York Branch)	0.230%	2/12/10	110,000	110,000
BNP Paribas (New York Branch)	0.220%	2/24/10	30,000	30,000
Dexia Credit Local SA (New York Branch)	0.370%	1/6/10	87,000	87,000
Dexia Credit Local SA (New York Branch)	0.350%	2/4/10	80,000	80,000
DNB NOR Bank ASA (New York Branch)	0.260%	12/1/09	175,000	175,000
DNB NOR Bank ASA (New York Branch)	0.220%	1/20/10	110,000	110,000
DNB NOR Bank ASA (New York Branch)	0.220%	2/3/10	130,000	130,000
DNB NOR Bank ASA (New York Branch)	0.220%	2/4/10	170,000	170,000
Intesa Sanpaolo SpA (New York Branch)	0.230%	1/19/10	200,000	200,000
Intesa Sanpaolo SpA (New York Branch)	0.230%	1/25/10	125,000	125,000
Intesa Sanpaolo SpA (New York Branch)	0.230%	2/4/10	41,000	41,000
Lloyds TSB Bank PLC (New York Branch)	0.250%	1/20/10	280,000	280,000
Lloyds TSB Bank PLC (New York Branch)	0.250%	1/22/10	75,000	75,000
Lloyds TSB Bank PLC (New York Branch)	0.225%	2/18/10	150,000	150,000
Nordea Bank Finland PLC (New York Branch)	0.240%	12/1/09	150,000	150,000
Nordea Bank Finland PLC (New York Branch)	0.240%	12/8/09	50,000	50,000
Nordea Bank Finland PLC (New York Branch)	0.220%	1/12/10	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	0.210%	1/19/10	175,000	175,000
Nordea Bank Finland PLC (New York Branch)	0.220%	1/19/10	90,000	90,000
Rabobank Nederland NV (New York Branch)	0.270%	12/1/09	150,000	150,000
Rabobank Nederland NV (New York Branch)	0.240%	12/9/09	125,000	125,000
Rabobank Nederland NV (New York Branch)	0.240%	12/10/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.330%	12/14/09	7,200	7,200
Rabobank Nederland NV (New York Branch)	0.210%	1/20/10	100,000	100,000
Rabobank Nederland NV (New York Branch)	0.200%	2/9/10	300,000	300,000
Rabobank Nederland NV (New York Branch)	0.200%	3/2/10	86,000	86,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.290%	1/15/10	75,000	75,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.290%	1/19/10	100,000	100,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.280%	2/3/10	75,000	75,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.280%	2/4/10	195,000	195,000
Societe Generale (New York Branch)	0.280%	12/2/09	125,000	125,000
Societe Generale (New York Branch)	0.250%	1/21/10	250,000	250,000
Svenska Handelsbanken (New York Branch)	0.230%	1/25/10	195,000	195,000
Svenska Handelsbanken (New York Branch)	0.230%	1/26/10	50,000	50,000
Svenska Handelsbanken (New York Branch)	0.230%	2/3/10	150,000	150,000
Svenska Handelsbanken (New York Branch)	0.230%	2/4/10	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.210%	2/22/10	75,000	75,000

Toronto Dominion Bank (New York Branch)	0.230%	12/16/09	360,000	360,000
Toronto Dominion Bank (New York Branch)	0.450%	1/4/10	50,000	50,000
Toronto Dominion Bank (New York Branch)	0.180%	2/18/10	200,000	200,000
				7,991,202
Total Certificates of Deposit (Cost $12,487,217)				12,487,217
Other Notes (2.2%)
Bank of America, NA	0.250%	12/8/09	25,000	25,000
Bank of America, NA	0.230%	12/28/09	150,000	150,000
Bank of America, NA	0.230%	1/6/10	70,000	70,000
Bank of America, NA	0.230%	1/26/10	75,000	75,000
Bank of America, NA	0.230%	1/26/10	150,000	150,000
Bank of America, NA	0.230%	2/4/10	50,000	50,000
Bank of America, NA	0.230%	2/5/10	75,000	75,000
Total Other Notes (Cost $595,000)				595,000
Repurchase Agreements (7.2%)
Barclays Capital Inc.
(Dated 10/28/09, Repurchase Value
$250,024,000, collateralized by Federal
Farm Credit Bank 1.125%, 10/3/11, Federal
Home Loan Mortgage Corp. 1.125%,
12/15/11, and Federal National Mortgage
Assn. 1.000%, 11/23/11)	0.100%	12/2/09	250,000	250,000
Barclays Capital Inc.
(Dated 10/28/09, Repurchase Value
$100,012,000, collateralized Federal Farm
Credit Bank 1.125%, 10/3/11)	0.120%	12/2/09	100,000	100,000
Barclays Capital Inc.
(Dated 11/30/09, Repurchase Value
$161,505,000, collateralized by U.S.
Treasury Bond 6.875%, 8/15/25)	0.160%	12/1/09	161,504	161,504
Barclays Capital Inc.
(Dated 11/30/09, Repurchase Value
$44,000,000, collateralized by U.S.
Treasury Note 3.625%, 8/15/19)	0.180%	12/1/09	44,000	44,000
BNP Paribas Securities Corp.
(Dated 11/30/09, Repurchase Value
$380,002,000, collateralized by U.S.
Treasury Bill 0.000%, 5/20/10 and U.S.
Treasury Note 3.500%-4.500, 5/15/17-
2/15/18)	0.160%	12/1/09	380,000	380,000
BNP Paribas Securities Corp.
(Dated 11/30/09, Repurchase Value
$189,432,000, collateralized by U.S.
Treasury Note 2.750%-4.250%, 8/15/15-
2/15/19)	0.190%	12/1/09	189,431	189,431
RBC Capital Markets Corp.
(Dated 11/30/09, Repurchase Value
$450,002,000, collateralized by Federal
Home Loan Bank 3.625%, 10/18/13,
Federal Home Loan Bank Discount Note,
2/19/10, and Federal National Mortgage
Assn. 5.000%, 4/15/15)	0.170%	12/1/09	450,000	450,000

RBS Securities, Inc.
(Dated 11/30/09, Repurchase Value
$375,002,000, collateralized by Federal
Home Loan Mortgage Corp. Discount Note,
1/4/10-5/4/10)	0.170%	12/1/09	375,000	375,000
Total Repurchase Agreements (Cost $1,949,935)				1,949,935
Tax-Exempt Municipal Bonds (0.4%)
Boone County KY Pollution Rev. (Duke
Energy Inc. Project) VRDO	0.200% LOC	12/7/09	5,000	5,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230% LOC	12/7/09	14,500	14,500
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.200% LOC	12/7/09	9,575	9,575
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.300% LOC	12/7/09	11,000	11,000
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.200%	12/7/09	8,000	8,000
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.230% LOC	12/7/09	10,000	10,000
Massachusetts Health & Educ. Fac. Auth.
Rev. (Bentley College) VRDO	0.230% LOC	12/7/09	5,300	5,300
New York State Housing Finance Agency
Rev. VRDO	0.230% LOC	12/7/09	8,500	8,500
Oregon State Fac. Auth. Rev. (PeaceHealth)
VRDO	0.220% LOC	12/7/09	8,000	8,000
South Carolina Transp. Infrastructure Rev.
VRDO	0.220% LOC	12/7/09	12,000	12,000
TX Univ. Rev. VRDO	0.200%	12/7/09	8,800	8,800
Total Tax-Exempt Municipal Bonds (Cost $100,675)				100,675
			Shares
Money Market Fund (0.7%)
5 Vanguard Municipal Cash Management Fund
(Cost $186,465)	0.231%		186,464,873	186,465
Total Investments (104.7%) (Cost $28,274,645)				28,274,645
Other Assets and Liabilities-Net (-4.7%)				(1,279,302)
Net Assets (100%)				26,995,343

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At November
30, 2009, the aggregate value of these securities was $2,399,825,000, representing 8.9% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
IDA—Industrial Development Authority Bond.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.
VRDO—Variable Rate Demand Obligation.
.

Market Liquidity Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
Alabama (0.6%)
1 Alabama Public School & College Auth. TOB
VRDO	0.370%	12/7/09 (4)	12,080	12,080
Pell City AL Special Care Fac. Financing Auth.
Rev. (Noland Health Service) VRDO	0.250%	12/7/09 LOC	5,000	5,000
				17,080
Arizona (0.8%)
Arizona Board Regents Arizona State Univ.
System Rev. VRDO	0.200%	12/7/09 LOC	19,500	19,500
1 Phoenix AZ Civic Improvement Corp. Transit
Rev. TOB VRDO	0.250%	12/7/09 (13)	4,500	4,500
				24,000
California (1.6%)
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek at Union City Project)
VRDO	0.220%	12/1/09	1,700	1,700
California Educ. Fac. Auth. Rev. (Loyola-
Marymount Univ.) VRDO	0.310%	12/7/09 LOC	5,125	5,125
California GO VRDO	0.220%	12/1/09 LOC	15,000	15,000
California Infrastructure & Econ. Dev. Bank Rev.
(Buck Institute) VRDO	0.230%	12/7/09 LOC	5,000	5,000
1 Grossmont CA Union High School Dist. TOB
VRDO	0.250%	12/7/09	7,525	7,525
1 Los Angeles CA USD GO TOB VRDO	0.250%	12/7/09	6,230	6,230
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.250%	12/7/09 (13)	7,000	7,000
				47,580
Colorado (3.7%)
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Board Program) VRDO	0.230%	12/1/09 LOC	9,000	9,000
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.240%	12/1/09 LOC	7,745	7,745
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.240%	12/1/09 LOC	10,150	10,150
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.240%	12/1/09 LOC	11,560	11,560
Colorado Educ. & Cultural Fac. Auth. Rev.
(National Jewish Federation Bond Program)
VRDO	0.240%	12/1/09 LOC	1,500	1,500
1 Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) TOB VRDO	0.320%	12/7/09 (4)	9,995	9,995
Colorado Health Fac. Auth. Rev. (Catholic
Health Initiatives) VRDO	0.230%	12/7/09	8,200	8,200
Colorado Health Fac. Auth. Rev. (Sisters of
Charity Health System Inc.) VRDO	0.280%	12/7/09	7,000	7,000

Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.250%	12/7/09 LOC	4,610	4,610
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	0.250%	12/7/09 LOC	3,630	3,630
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds VRDO	0.250%	12/7/09	16,000	16,000
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds VRDO	0.280%	12/7/09	16,000	16,000
				105,390
Connecticut (1.9%)
Connecticut Housing Finance Auth. (Housing
Mortgage Finance Program) VRDO	0.220%	12/1/09	11,000	11,000
Connecticut State Health & Educ. Fac. Auth.
(Yale-New Haven Hosp.) VRDO	0.200%	12/7/09 LOC	32,130	32,130
1 Connecticut State Health & Educ. TOB VRDO	0.250%	12/7/09	10,330	10,330
				53,460
Delaware (0.5%)
Delaware Econ. Dev. Auth. Rev. (Archmere
Academy Project) VRDO	0.240%	12/7/09 LOC	9,925	9,925
Kent County DE Rev. (Providence Creek
Academy) VRDO	0.240%	12/7/09 LOC	3,400	3,400
				13,325
District of Columbia (2.0%)
1 District of Columbia GO TOB VRDO	0.300%	12/7/09 LOC	21,395	21,395
District of Columbia GO VRDO	0.300%	12/7/09 LOC	8,160	8,160
District of Columbia Rev. (Howard Univ.) VRDO	0.270%	12/7/09 LOC	14,220	14,220
District of Columbia Rev. (Washington Center
for Internships) VRDO	0.280%	12/7/09 LOC	4,800	4,800
District of Columbia Rev. (Washington Drama
Society) VRDO	0.260%	12/7/09 LOC	4,625	4,625
1 District of Columbia Water & Sewer Auth. Public
Util. Rev. TOB VRDO	0.320%	12/7/09 (12)	4,010	4,010
				57,210
Florida (7.4%)
1 Highlands County FL Health Rev. (Adventist
Health System) TOB VRDO	0.250%	12/7/09 (13)	8,135	8,135
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.200%	12/1/09 LOC	18,400	18,400
Jacksonville FL Captial Project Rev. VRDO	0.280%	12/7/09 LOC	32,815	32,815
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.200%	12/7/09	15,465	15,465
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.210%	12/7/09	5,365	5,365
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.230%	12/7/09	4,970	4,970
Jacksonville FL Electric Auth. Electric System
Rev. VRDO	0.240%	12/7/09	26,880	26,880
Jacksonville FL Electric Auth. Water & Sewer
Rev. VRDO	0.200%	12/1/09	5,275	5,275
Jacksonville FL Transp. Rev. VRDO	0.250%	12/7/09 LOC	10,550	10,550
Miami FL Health Fac. Auth. (Catholic Health
East) VRDO	0.250%	12/7/09 LOC	10,500	10,500
Miami FL Health Fac. Auth. (Catholic Health
East) VRDO	0.260%	12/7/09 LOC	15,170	15,170
1 Miami-Dade County FL Special Obligation TOB
VRDO	0.220%	12/1/09 LOC	5,000	5,000

Miami-Dade County FL Special Obligation
VRDO	0.200%	12/7/09 LOC	10,000	10,000
Miami-Dade County IDA Rev. (American Pub
Media Group Project) VRDO	0.230%	12/1/09 LOC	10,300	10,300
1 Ocala FL Util. System Rev. TOB VRDO	0.230%	12/7/09 (13)	5,250	5,250
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hosp.) VRDO	0.260%	12/1/09 LOC	9,375	9,375
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.) VRDO	0.170%	12/1/09 LOC	11,000	11,000
1 Tallahassee FL Energy System Rev. TOB
VRDO	0.210%	12/7/09	10,000	10,000
				214,450
Georgia (2.5%)
1 Augusta GA Water & Sewer Rev. TOB VRDO	0.320%	12/7/09 (4)	7,645	7,645
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett
Hosp. System Inc.) VRDO	0.250%	12/7/09 LOC	18,905	18,905
1 Gwinnett County GA School Dist. GO TOB
VRDO	0.220%	12/7/09	13,550	13,550
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.) VRDO	0.200%	12/7/09	32,975	32,975
				73,075
Idaho (1.6%)
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.250%	12/7/09	30,000	30,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.250%	12/7/09	17,000	17,000
				47,000
Illinois (9.9%)
1 Chicago IL Board of Educ. TOB VRDO	0.270%	12/7/09 LOC	9,063	9,063
1 Chicago IL GO TOB VRDO	0.220%	12/7/09	14,445	14,445
Chicago IL GO VRDO	0.190%	12/1/09	23,650	23,650
Chicago IL GO VRDO	0.200%	12/1/09 LOC	5,185	5,185
Chicago IL GO VRDO	0.200%	12/1/09 LOC	6,475	6,475
Chicago IL Wastewater Transmission Rev.
VRDO	0.190%	12/1/09 LOC	12,000	12,000
Chicago IL Wastewater Transmission Rev.
VRDO	0.190%	12/1/09 LOC	7,800	7,800
1 Chicago IL Water Rev. TOB VRDO	0.320%	12/7/09 (4)	7,795	7,795
Chicago IL Water Rev. VRDO	0.270%	12/7/09 LOC	14,800	14,800
Chicago IL Water Rev. VRDO	0.270%	12/7/09 LOC	3,200	3,200
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
VRDO	0.250%	12/7/09	12,320	12,320
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)
VRDO	0.250%	12/7/09	12,488	12,488
Illinois Finance Auth. Pollution Commonwealth
Edison Co. VRDO	0.250%	12/7/09 LOC	7,800	7,800
Illinois Finance Auth. Rev. (Advocate Health)
VRDO	0.220%	12/7/09	36,175	36,175
Illinois Finance Auth. Rev. (Central Dupage
Health) VRDO	0.190%	12/1/09	16,535	16,535
Illinois Finance Auth. Rev. (Chicago Univ.)
VRDO	0.190%	12/1/09 LOC	4,200	4,200
Illinois Finance Auth. Rev. (Elmhurst Memorial
Healthcare) VRDO	0.240%	12/1/09 LOC	15,000	15,000
Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) VRDO	0.190%	12/1/09	7,000	7,000

Illinois Finance Auth. Rev. (Northwestern
Memorial Hosp.) VRDO	0.190%	12/1/09	25,000	25,000
Illinois Finance Auth. Rev. (Univ. of Chicago)
VRDO	0.250%	12/7/09	9,767	9,767
1 Illinois GO TOB VRDO	0.220%	12/1/09 LOC	35,300	35,300
				285,998
Indiana (2.1%)
1 Indiana Bond Bank Rev. TOB VRDO	0.270%	12/7/09	5,930	5,930
1 Indiana Finance Auth. Highway Rev. TOB
VRDO	0.320%	12/7/09	14,470	14,470
Indiana Finance Auth. Rev. (Lease
Appropriation) VRDO	0.230%	12/7/09	10,000	10,000
Indiana Health & Educ. Fac. Financing Auth.
Rev. (Clarian Health Obligated Group) VRDO	0.220%	12/7/09 LOC	17,830	17,830
1 Indiana Health & Educ. Fac. Financing Auth.
Rev. TOB VRDO	0.220%	12/1/09	2,900	2,900
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.250%	12/7/09 (13)	4,995	4,995
1 South Bend IN Redev. Auth. Lease Rev. TOB
VRDO	0.300%	12/7/09	5,675	5,675
				61,800
Iowa (0.6%)
Iowa Finance Auth. Health Fac. Rev. (Iowa
Health System) VRDO	0.200%	12/1/09 LOC	5,000	5,000
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (St. Ambrose University) VRDO	0.230%	12/1/09 LOC	11,000	11,000
				16,000
Kentucky (1.5%)
Berea KY Educ. Fac. Rev. (Berea College)
VRDO	0.260%	12/1/09	7,855	7,855
Christian County KY Association County
Leasing Program Rev. VRDO	0.190%	12/1/09 LOC	11,895	11,895
Christian County KY Association County
Leasing Program Rev. VRDO	0.190%	12/1/09 LOC	13,905	13,905
Trimble County KY Association of Counties
Leasing Trust Lease Program Rev. VRDO	0.190%	12/1/09 LOC	8,440	8,440
				42,095
Louisiana (0.4%)
1 East Baton Rouge LA Sewer Commission Rev.
TOB VRDO	0.250%	12/7/09 (13)	5,890	5,890
1 East Baton Rouge LA Sewer Commission Rev.
TOB VRDO	0.250%	12/7/09 (13)	5,620	5,620
				11,510
Maryland (0.3%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. Of Maryland Medical System) VRDO	0.200%	12/1/09 LOC	8,000	8,000

Massachusetts (2.3%)
1 Massachusetts GO TOB VRDO	0.200%	12/7/09 LOC	7,625	7,625
1 Massachusetts GO TOB VRDO	0.230%	12/7/09	17,055	17,055
1 Massachusetts GO TOB VRDO	0.280%	12/7/09	4,800	4,800
Massachusetts GO VRDO	0.230%	12/7/09	20,000	20,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare) VRDO	0.210%	12/7/09	10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Pooled Loan Program) VRDO	0.220%	12/1/09 LOC	5,085	5,085

Massachusetts Water Resources Auth. Rev.
VRDO	0.210%	12/7/09	3,000	3,000
				67,565
Michigan (2.8%)
Michigan Strategic Fund Limited Obligation Rev.
(Henry Ford Museum) VRDO	0.270%	12/1/09 LOC	11,250	11,250
Univ. of Michigan Hosp. Rev. (Medical Service
Plan) VRDO	0.260%	12/1/09	7,065	7,065
Univ. of Michigan Hosp. Rev. (Medical Service
Plan) VRDO	0.260%	12/7/09	3,000	3,000
Univ. of Michigan Hosp. Rev. VRDO	0.190%	12/1/09	5,000	5,000
Univ. of Michigan Hosp. Rev. VRDO	0.260%	12/1/09	3,650	3,650
Univ. of Michigan Hosp. Rev. VRDO	0.260%	12/7/09	32,200	32,200
Univ. of Michigan Univ. Rev. VRDO	0.220%	12/7/09	12,950	12,950
1 Wayne MI Univ. of Michigan Univ. Rev. TOB
VRDO	0.260%	12/1/09	4,995	4,995
				80,110
Minnesota (1.6%)
Hennepin County MN Rev. VRDO	0.180%	12/7/09	12,500	12,500
Minneapolis & St. Paul Housing & Redev. Auth.
Health Care System (Children's Hospital
Clinics) VRDO	0.230%	12/1/09 (4)	7,000	7,000
Minnesota Agriculture & Econ. Dev. Board Rev.
(Essentia Health Obligated Group) VRDO	0.250%	12/1/09 (12)	11,825	11,825
Regents of the Univ. of Minnesota CP	0.280%	1/8/10	8,000	8,000
Regents of the Univ. of Minnesota CP	0.350%	4/8/10	6,000	6,000
				45,325
Mississippi (1.3%)
Mississippi Business Finance Corp. Rev.
(Promenade D'Iberville Project) VRDO	0.240%	12/7/09 LOC	9,085	9,085
Mississippi GO (Nissan Project) VRDO	0.260%	12/7/09	18,100	18,100
1 Univ. of Southern Mississippi Educ. Building
Corp. Rev. TOB VRDO	0.320%	12/7/09 (4)	9,610	9,610
				36,795
Missouri (1.7%)
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.200%	12/7/09	29,790	29,790
Missouri Health & Educ. Fac. Auth. (Assemblies
of God College) VRDO	0.300%	12/7/09 LOC	6,710	6,710
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (Bethesda Health Group) VRDO	0.220%	12/1/09 LOC	6,200	6,200
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Health System) VRDO	0.290%	12/7/09 LOC	7,500	7,500
				50,200
Montana (0.7%)
Montana State Board of Regents Higher Educ.
Rev. VRDO	0.200%	12/1/09 LOC	21,050	21,050

Nebraska (1.9%)
Central Plains Energy Project Nebraska Gas
Project VRDO	0.250%	12/7/09	10,000	10,000
Douglas County NE Hosp. Auth. Rev.
(Children's Hosp.) VRDO	0.220%	12/1/09 LOC	5,050	5,050
1 Nebraska Public Power Agency Rev. TOB
VRDO	0.250%	12/7/09 (13)	10,230	10,230
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.250%	12/7/09 (13)	5,000	5,000

1 Nebraska Public Power TOB VRDO	0.300%	12/7/09 LOC	24,740	24,740
				55,020
Nevada (2.4%)
Clark County NV School Dist. GO VRDO	0.250%	12/1/09 (4)	28,000	28,000
Reno NV Sales Tax Rev. VRDO	0.230%	12/1/09 LOC	41,610	41,610
				69,610
New Hampshire (0.9%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(Southern New Hampshire Univ.) VRDO	0.230%	12/7/09 LOC	12,000	12,000
New Hampshire Health & Educ. Fac. Auth. Rev.
(St. Paul's School) VRDO	0.260%	12/7/09	13,220	13,220
				25,220
New Jersey (1.6%)
1 New Jersey Transp. Trust Fund TOB VRDO	0.250%	12/7/09 LOC	27,800	27,800
New Jersey Turnpike Auth. Rev. VRDO	0.310%	12/7/09 LOC	18,900	18,900
				46,700
New Mexico (1.4%)
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.260%	12/7/09	19,830	19,830
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.260%	12/7/09	10,710	10,710
New Mexico Mun. Energy Acquisition Auth. (Gas
Supply) VRDO	0.270%	12/7/09	10,000	10,000
				40,540
New York (6.9%)
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.250%	12/7/09 (13)	29,000	29,000
1 Metropolitan Transp. Auth. NY TOB VRDO	0.250%	12/7/09 (13)	8,000	8,000
Nassau County NY Interim Finance Auth. VRDO	0.200%	12/7/09	10,500	10,500
Nassau Health Care Corp. VRDO	0.210%	12/7/09 LOC	10,000	10,000
1 New York City NY GO TOB VRDO	0.250%	12/7/09	22,610	22,610
1 New York City NY GO TOB VRDO	0.250%	12/7/09	5,000	5,000
New York City NY GO VRDO	0.200%	12/1/09 LOC	4,200	4,200
New York City NY GO VRDO	0.240%	12/1/09 (4)	7,200	7,200
New York City NY GO VRDO	0.240%	12/1/09 (4)	2,500	2,500
New York City NY GO VRDO	0.240%	12/1/09 LOC	8,050	8,050
New York City NY Housing Dev. Corp. Rev.
(201 Pearl Street) VRDO	0.200%	12/7/09 LOC	12,400	12,400
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Columbus
Apartments) VRDO	0.230%	12/7/09 LOC	15,300	15,300
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.200%	12/1/09	8,000	8,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.210%	12/1/09	6,000	6,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.210%	12/1/09	6,250	6,250
New York City NY Transitional Finance Auth.
Rev. VRDO	0.250%	12/7/09	15,000	15,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.250%	12/7/09	8,535	8,535
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.230%	12/7/09 (4)	21,950	21,950
				200,495

North Carolina (2.7%)
Buncombe County NC Metro. Sewerage Dist.
VRDO	0.300%	12/7/09	5,000	5,000
1 Charlotte NC COP TOB VRDO	0.300%	12/7/09	7,860	7,860
Charlotte NC Water & Sewer System Rev. CP	0.300%	12/9/09	9,091	9,091
Mecklenburg County NC COP VRDO	0.250%	12/7/09	4,700	4,700
North Carolina Capital Fac. Finance Agency
Rev. (YMCA of the Triangle) VRDO	0.300%	12/7/09 LOC	3,835	3,835
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	0.250%	12/7/09	12,320	12,320
North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) VRDO	0.250%	12/7/09	7,265	7,265
North Carolina Medical Care Comm. Hosp. Rev.
(Baptist Hosp.) VRDO	0.260%	12/7/09 LOC	7,000	7,000
Union County NC GO VRDO	0.220%	12/7/09	6,470	6,470
Union County NC GO VRDO	0.230%	12/7/09	4,805	4,805
Union County NC GO VRDO	0.230%	12/7/09	9,910	9,910
				78,256
Ohio (6.6%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.190%	12/1/09 LOC	5,550	5,550
Cleveland OH COP VRDO	0.240%	12/7/09 LOC	14,400	14,400
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.250%	12/7/09 LOC	3,300	3,300
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.210%	12/7/09 LOC	7,285	7,285
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.240%	12/7/09	18,400	18,400
Franklin County OH Hosp. Rev. (U.S. Health
Corp.) VRDO	0.210%	12/7/09 LOC	3,830	3,830
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	0.270%	12/7/09	3,000	3,000
1 Ohio GO TOB VRDO	0.220%	12/7/09	13,810	13,810
Ohio GO VRDO	0.260%	12/7/09	5,675	5,675
Ohio GO VRDO	0.260%	12/7/09	3,315	3,315
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) CP	0.400%	12/7/09	10,800	10,800
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	0.290%	12/7/09	10,000	10,000
Ohio Higher Educ. Fac. Comm. Rev. (Xavier
Univ.) VRDO	0.220%	12/7/09 LOC	10,875	10,875
Ohio Infrastructure Improvement GO VRDO	0.260%	12/7/09	2,425	2,425
Ohio PCR (Sohio Air British Petroleum Co.)
VRDO	0.190%	12/1/09	1,100	1,100
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.220%	12/1/09	6,400	6,400
Ohio State Univ. General Receipts Rev. VRDO	0.230%	12/7/09	8,600	8,600
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.200%	12/1/09 LOC	4,200	4,200
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.210%	12/1/09 LOC	29,260	29,260
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.230%	12/7/09 LOC	12,250	12,250
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.280%	12/7/09	15,025	15,025
				189,500

Oklahoma (2.5%)
Oklahoma Dev. Finance Auth. Rev. (Integris)
VRDO	0.270%	12/1/09 (12)	6,700	6,700
Oklahoma Turnpike Auth. VRDO	0.190%	12/1/09	32,700	32,700
Oklahoma Turnpike Auth. VRDO	0.200%	12/1/09	23,260	23,260
Oklahoma Turnpike Auth. VRDO	0.230%	12/7/09	10,000	10,000
				72,660
Oregon (1.0%)
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	0.230%	12/7/09	9,145	9,145
Salem OR Hosp. Rev. VRDO	0.290%	12/7/09 LOC	8,750	8,750
1 Washington Clackamas & Yamhill County OR
School Dist. TOB VRDO	0.250%	12/7/09 LOC	10,035	10,035
				27,930
Pennsylvania (3.9%)
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System) VRDO	0.220%	12/7/09	3,005	3,005
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System) VRDO	0.250%	12/7/09	6,400	6,400
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.300%	12/7/09	9,900	9,900
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.300%	12/7/09	13,490	13,490
Erie County PA Hosp. Auth. Rev. (Hamot Health
Foundation) VRDO	0.210%	12/1/09 LOC	3,800	3,800
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.190%	12/1/09	1,600	1,600
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.190%	12/1/09	7,900	7,900
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.220%	12/1/09	10,200	10,200
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network) VRDO	0.230%	12/1/09 LOC	2,700	2,700
Pennsylvania Higher Educ. Fac. Auth. Rev. (St.
Joseph's Univ.) VRDO	0.220%	12/7/09 LOC	9,000	9,000
1 Pennsylvania Turnpike Comm. Registration Fee
Rev. TOB VRDO	0.230%	12/7/09 (4)	9,875	9,875
Philadelphia PA Auth. IDR (Philadelphia
Museum of Art) VRDO	0.190%	12/1/09 LOC	5,000	5,000
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.190%	12/1/09	7,000	7,000
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.190%	12/1/09	8,300	8,300
Philadelphia PA Water & Waste Water Rev.
VRDO	0.240%	12/7/09 LOC	10,000	10,000
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.) VRDO	0.240%	12/7/09 LOC	5,395	5,395
				113,565
South Carolina (0.6%)
1 Berkeley County SC School Dist. GO TOB
VRDO	0.320%	12/7/09 (Prere.)	10,075	10,075

South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Regional Medical Center)
VRDO	0.280%	12/7/09 LOC	6,365	6,365
				16,440
South Dakota (0.1%)
Lawrence County SD PCR VRDO	0.210%	12/7/09 LOC	3,300	3,300

Tennessee (0.6%)
Jackson TN Energy Auth. Water System Rev.
VRDO	0.240%	12/7/09 LOC	4,000	4,000
Shelby County TN GO VRDO	0.220%	12/7/09	7,500	7,500
1 Shelby County TN Health Educ. & Housing Fac.
Board Rev. (St. Jude Children's Research
Hosp.) TOB VRDO	0.300%	12/7/09	5,000	5,000
				16,500
Texas (7.5%)
1 Cypress-Fairbanks TX Independent School Dist.
TOB VRDO	0.220%	12/1/09	4,995	4,995
Denton TX Independent School Dist. VRDO	0.300%	12/7/09	4,500	4,500
Harris County TX Health Fac. Dev. Corp. Hosp.
Rev. (Texas Children's Hosp.) VRDO	0.190%	12/1/09	18,665	18,665
Houston TX Independent School Dist. GO
VRDO	0.260%	12/7/09	11,765	11,765
1 Houston TX Util. System Rev. TOB VRDO	0.250%	12/7/09 (13)	8,000	8,000
1 Houston TX Util. System Rev. TOB VRDO	0.270%	12/7/09 LOC	4,150	4,150
1 New Caney TX ISD GO TOB VRDO	0.570%	12/7/09 (4)	4,710	4,710
1 Northside TX Independent School Dist. GO TOB
VRDO	0.250%	12/7/09	5,225	5,225
San Antonio TX Hotel Occupancy Tax Rev.
VRDO	0.250%	12/7/09 LOC	7,500	7,500
Texas Dept. of Transp. State Highway Fund
Rev. CP	0.380%	2/9/10	15,000	15,000
1 Texas GO Municipal Services Trust TOB VRDO	0.220%	12/7/09	35,000	35,000
1 Texas GO TOB VRDO	0.250%	12/7/09	5,700	5,700
1 Texas GO TOB VRDO	0.250%	12/7/09	12,425	12,425
Texas Small Business Industrial Dev. Corp.
(Texas Public Fac. Capital Access) VRDO	0.320%	12/7/09 LOC	8,565	8,565
1 Texas State Transp. Comm. TOB VRDO	0.280%	12/7/09	1,515	1,515
Texas Transp. Comm. Mobility Fund VRDO	0.270%	12/7/09	40,775	40,775
1 Tyler TX Independent School Dist. GO TOB
VRDO	0.320%	12/7/09 (4)	4,755	4,755
1 Univ. of Texas Permanent Univ. Fund Rev. TOB
VRDO	0.320%	12/7/09	9,985	9,985
West Side Calhoun County TX Dev. (British
Petroleum) VRDO	0.240%	12/1/09	13,800	13,800
				217,030
Utah (3.4%)
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.190%	12/1/09	22,800	22,800
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.190%	12/1/09	3,120	3,120
Murray UT Hosp. Rev. (IHC Health Services)
VRDO	0.190%	12/1/09	28,400	28,400
Utah Transit Auth. Sales Tax Rev. VRDO	0.180%	12/1/09 LOC	17,500	17,500
Utah Transit Auth. Sales Tax Rev. VRDO	0.190%	12/1/09 LOC	26,000	26,000
				97,820

Vermont (1.2%)
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) VRDO	0.230%	12/7/09	22,530	22,530
Vermont Housing Finance Agency Single Family
VRDO	0.210%	12/7/09	11,860	11,860
				34,390
Virginia (2.4%)
Albemarle County VA Econ. Dev. Auth. Hosp.
Rev. (Martha Jefferson Hosp.) VRDO	0.260%	12/7/09 LOC	15,850	15,850
Alexandria VA IDA Rev. (Institute for Defense
Analyses Project) VRDO	0.240%	12/7/09 LOC	15,200	15,200
Farmville VA IDA Education Fac. Rev.
(Longwood Student Housing Project) VRDO	0.300%	12/7/09 (12)	17,647	17,647
1 Univ. of Virginia TOB VRDO	0.250%	12/7/09	6,600	6,600
Virginia College Building Auth. Educ. Fac. Rev.
(21st Century College) VRDO	0.200%	12/1/09	3,400	3,400
Virginia Commonwealth Univ. Health System
Auth. Rev. VRDO	0.180%	12/1/09 LOC	10,000	10,000
				68,697
Washington (2.5%)
1 King County WA Sewer Rev. TOB VRDO	0.210%	12/7/09 (4)	4,220	4,220
1 Seattle WA Water System Rev. TOB VRDO	0.220%	12/7/09 (4)	5,060	5,060
1 Washington GO TOB VRDO	0.300%	12/7/09	7,995	7,995
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.200%	12/1/09 (4)	7,860	7,860
1 Washington Health Care Fac. Auth.
(PeaceHealth) TOB VRDO	0.250%	12/7/09	7,315	7,315
Washington Health Care Fac. Auth. (Southwest
Washington Medical Center) VRDO	0.300%	12/7/09 LOC	23,445	23,445
Washington Public Power Supply System Rev.
(Nuclear Project) VRDO	0.230%	12/7/09 LOC	15,100	15,100
				70,995
West Virginia (0.3%)
West Virginia Hosp. Finance Auth. Rev. (United
Health Systems) VRDO	0.230%	12/1/09 LOC	8,000	8,000

Wisconsin (2.1%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
VRDO	0.190%	12/1/09 LOC	7,000	7,000
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
VRDO	0.200%	12/7/09 LOC	2,450	2,450
Wisconsin Health & Educ. Fac. Auth. Rev.
(Edgewood College) VRDO	0.220%	12/1/09 LOC	7,025	7,025
Wisconsin Health & Educ. Fac. Auth. Rev.
(Gundersen Lutheran) VRDO	0.240%	12/7/09 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Meriter Hosp. Inc.) VRDO	0.220%	12/1/09 LOC	29,240	29,240
Wisconsin Health & Educ. Fac. Auth. Rev.
(Prohealth Care Inc.) VRDO	0.220%	12/1/09 LOC	5,815	5,815
				61,530
Total Investments (100.3%) (Cost $2,893,216)				2,893,216
Other Assets and Liabilities-Net (-0.3%)				(8,469)
Net Assets (100%)				2,884,747

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of these securities was $620,433,000, representing 21.5% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

Municipal Cash Management Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

VANGUARD CMT FUNDS
By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 25, 2010

VANGUARD CMT FUNDS
/s/ THOMAS J. HIGGINS*
By:	THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 25, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.